Prepayments (Details) - Schedule of prepayments - USD ($)	Dec. 31, 2022	Jun. 30, 2022		Jun. 30, 2021
Schedule of prepayments [Abstract]
purchase of inventories	$ 898,224	$ 2,478,192		$ 1,835,126
advertising expenses	2,264,715	2,770,607	[1]	1,958,275	[1]
warehouse lease	1,014,905	1,492,961	[2]		[2]
others	300,435	349,885		514,451
Total	$ 4,478,279	$ 7,091,645		$ 4,307,852

[1]	The Group had entered into contracts with independent advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2022 and 2021, the Group had prepaid advertising expenses of US$2,770,607 and US$1,958,275, respectively. These contracts are to be expired within 1 year from the balance sheet date.
[2]	As at June 30, 2022, the Group had prepaid US$1,492,961 to an independent third party for a potential lease of a warehouse in the PRC. Subsequent to the period end date in March 2023, the Group entered into an agreement with the independent third party for the lease of the warehouse for a term of 10 years. The prepayment will be fully utilised throughout the lease term.